Supplemental guarantor information required under SEC regulations	12 Months Ended
Dec. 31, 2021
UBS AG
Entity [Table]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]
Note 36

Supplemental guarantor information required under SEC regulations
Joint liability of UBS Switzerland AG
In

2015,

the

Personal

&

Corporate

Banking

and

Wealth
Management businesses booked in Switzerland

were transferred
from UBS AG to UBS Switzerland AG through an asset transfer in accordance

with the

Swiss Merger

Act. Under

the terms

of the
asset

transfer

agreement,

UBS

Switzerland

AG

assumed

joint
liability for contractual

obligations of UBS

AG existing

on the asset
transfer date,

including the

full and

unconditional guarantee

of
certain registered debt securities issued by UBS AG.

To reflect this
joint

liability,

UBS

Switzerland

AG

is

presented

in

a

separate
column as a subsidiary co-guarantor.
The

joint

liability

of

UBS

Switzerland

AG

for

contractual
obligations

of UBS

AG decreased

in 2021

by USD
4.4

billion to
USD   5.7
billion

as

of

31

December

2021,
mainly

driven

by
contractual

maturities

and,

to

a

lesser

extent,

early
extinguishments of UBS AG liabilities.
Supplemental guarantor consolidated

income statement
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2021
Operating income
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 3,130 3,652 2,456 (703) 8,534
Interest expense from financial instruments measured at

amortized cost
(2,847) (520) (1,024) 1,025 (3,366)
Net interest income from financial instruments measured

at fair value through
profit or loss 1,229 254 228 (274) 1,437
Net interest income 1,512 3,386 1,660 48 6,605
Other net income from financial instruments measured

at fair value through
profit or loss 3,751 807 1,369 (83) 5,844
Credit loss (expense) / release 65 98 10 (24) 148
Fee and commission income 3,837 5,204 16,151 (770) 24,422
Fee and commission expense (810) (481) (1,450) 755 (1,985)
Net fee and commission income 3,027 4,723 14,702 (14) 22,438
Other income 7,555 221 1,560 (8,396) 941
Total operating income 15,910 9,235 19,300 (8,469) 35,976
Operating expenses
Personnel expenses 3,401 2,098 10,161 1 15,661
General and administrative expenses 4,255 3,442 4,474 (2,696) 9,476
Depreciation, amortization and impairment of non-financial

assets
949 285 755 (114) 1,875
Total operating expenses 8,605 5,825 15,390 (2,809) 27,012
Operating profit / (loss) before tax 7,305 3,409 3,910 (5,660) 8,964
Tax expense / (benefit) 203 622 1,090 (11) 1,903
Net profit / (loss) 7,102 2,788 2,820 (5,649) 7,061
Net profit / (loss) attributable to non-controlling interests 0 0 29 0 29
Net profit / (loss) attributable to shareholders 7,102 2,788 2,792 (5,649) 7,032
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at

ubs.com/investors for

information prepared

in accordance

with Swiss GAAP.

2 The

”Other subsidiaries“ column

includes consolidated information

for the

UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of comprehensive income
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2021
Comprehensive income attributable to shareholders
Net profit / (loss) 7,102 2,788 2,792 (5,649) 7,032
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax (1) (419) (607) 517 (510)
Financial assets measured at fair value through other comprehensive income, net of tax 0 (157) 0 (157)
Cash flow hedges, net of tax
(1,129) (279) (250) (17) (1,675)
Cost of hedging, net of tax (26) (26)
Total other comprehensive income that may be reclassified to the income statement, net of tax (1,155) (699) (1,014) 500 (2,368)
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax 170 (135) 67 0 102
Own credit on financial liabilities designated at fair value, net of tax
46 46
Total other comprehensive income that will not be reclassified to the income statement, net of tax
217 (135) 67 0 148
Total other comprehensive income (939) (834) (947) 500 (2,220)
Total comprehensive income attributable to shareholders 6,163 1,954 1,845 (5,149) 4,813
Total comprehensive income attributable to non-controlling interests 13 13
Total comprehensive income 6,163 1,954 1,858 (5,149) 4,826
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at

ubs.com/investors for

information prepared

in accordance

with Swiss

GAAP.

2 The

”Other subsidiaries“ column

includes consolidated information

for the

UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

balance sheet
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2021
Assets
Cash and balances at central banks 53,839 91,031 47,946 192,817
Loans and advances to banks 39,681 7,066 19,858 (51,245) 15,360
Receivables from securities financing transactions 50,566 5,438 40,585 (21,577) 75,012
Cash collateral receivables on derivative instruments 29,939 779 10,314 (10,518) 30,514
Loans and advances to customers 101,458 230,170 93,252 (26,188) 398,693
Other financial assets measured at amortized cost 8,902 6,828 12,377 (1,870) 26,236
Total financial assets measured at amortized cost 284,385 341,312 224,332 (111,397) 738,632
Financial assets at fair value held for trading 116,370 79 16,740 (2,156) 131,033 of which: assets pledged as collateral that may be
sold or repledged by counterparties 47,891 0 6,073 (10,568) 43,397
Derivative financial instruments 113,426 4,199 35,567 (35,047) 118,145
Brokerage receivables 14,563 7,283 (7) 21,839
Financial assets at fair value not held for trading 37,532 5,413 33,940 (17,243) 59,642
Total financial assets measured at fair value through profit or loss 281,891 9,691 93,531 (54,454) 330,659
Financial assets measured at fair value

through other comprehensive income 1,007 7,837 8,844
Investments in subsidiaries and associates 54,204 37 40 (53,038) 1,243
Property, equipment and software 6,501 1,456 4,048 (293) 11,712
Goodwill and intangible assets 213 6,138 28 6,378
Deferred tax assets 936 7,903 8,839
Other non-financial assets 5,757 2,424 1,656 (1) 9,836
Total assets 634,894 354,921 345,484 (219,154) 1,116,145
Liabilities
Amounts due to banks

34,691 33,453 50,405 (105,448) 13,101
Payables from securities financing transactions 16,711 526 9,910 (21,615) 5,533
Cash collateral payables on derivative instruments 30,260 153 11,845 (10,458) 31,801
Customer deposits 101,093 286,488 142,967 14,287 544,834
Funding from UBS Group AG

57,295 57,295
Debt issued measured at amortized cost 73,045 9,460 (73) 82,432
Other financial liabilities measured at amortized cost 4,477 2,477 5,057 (2,245) 9,765
Total financial liabilities measured at amortized cost 317,572 332,556 220,184 (125,551) 744,762
Financial liabilities at fair value held for trading 25,711 372 7,652 (2,046) 31,688
Derivative financial instruments 116,588 4,053 35,731 (35,063) 121,309
Brokerage payables designated at fair value 30,497 13,548 (1) 44,045
Debt issued designated at fair value 70,660 785 14 71,460
Other financial liabilities designated at fair value 11,127 24,454 (3,167) 32,414
Total financial liabilities measured at fair value through profit or loss 254,584 4,425 82,171 (40,263) 300,916
Provisions 2,023 297 1,153 (21) 3,452
Other non-financial liabilities 1,799 1,278 5,528 (33) 8,572
Total liabilities 575,978 338,556 309,036 (165,868) 1,057,702
Equity attributable to shareholders 58,916 16,365 36,108 (53,287) 58,102
Equity attributable to non-controlling interests 340 340
Total equity 58,916 16,365 36,448 (53,287) 58,442
Total liabilities and equity 634,894 354,921 345,484 (219,154) 1,116,145
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of cash flows
USD million
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2021
Net cash flow from / (used in) operating activities 5,714 2,131 22,718 30,563
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (1) 0 (1)
Disposal of subsidiaries, associates and intangible assets
2
16 0 577 593
Purchase of property, equipment and software (656) (276) (650) (1,581)
Disposal of property, equipment and software 294 0 1 295
Purchase of financial assets measured at fair value through other comprehensive income
(1,006) 0 (4,795) (5,802)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 189 0 4,863 5,052
Net (purchase) / redemption of debt securities measured

at amortized cost
(807) 772 (380) (415)
Net cash flow from / (used in) investing activities (1,970) 495 (385) (1,860)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (3,073) (21) 0 (3,093)
Distributions paid on UBS AG shares (4,539) 0 0 (4,539)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
97,250 1,177 193 98,619
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(78,385) (1,093) (320) (79,799)
Net cash flows from other financing activities (280) 0 20 (261)
Net activity related to group internal capital transactions and dividends 5,240 (537) (4,702) 0
Net cash flow from / (used in) financing activities 16,212 (475) (4,811) 10,927
Total cash flow
Cash and cash equivalents at the beginning of the year 39,400 93,342 40,689 173,430
Net cash flow from / (used in) operating, investing and financing activities
19,957 2,151 17,523 39,630
Effects of exchange rate differences on cash and cash equivalents (1,462) (2,693) (1,151) (5,306)
Cash and cash equivalents at the end of the year
4
57,895 92,799 57,061 207,755
of which: cash and balances at central banks 53,729 91,031 47,946 192,706 of which: loans and advances to banks 3,258 1,588 8,975 13,822 of which: money market paper
5
908 179 139 1,227
1 Cash flows generally represent a

third-party view from a UBS AG

consolidated perspective, except for

Net activity related to group internal

capital transactions and dividends.

2 Includes cash proceeds from the
sale of the minority stake in Clearstream Fund Centre AG and dividends received from associates.

3 Includes funding from UBS Group AG to UBS AG.

4 Balances with an original maturity of three months or less.
USD 3,408

million of cash and cash equivalents were

restricted.

5 Money market paper is included

in the balance sheet under Financial assets

at fair value held for trading,

Financial assets measured at fair value
through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.
Supplemental guarantor consolidated

income statement
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2020
Operating income
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 3,386 3,636 2,612 (818) 8,816
Interest expense from financial instruments measured at

amortized cost
(3,694) (513) (1,261) 1,134 (4,333)
Net interest income from financial instruments measured

at fair value through
profit or loss 1,103 164 311 (273) 1,305
Net interest income 794 3,288 1,662 43 5,788
Other net income from financial instruments measured

at fair value through
profit or loss 4,857 911 1,044 118 6,930
Credit loss (expense) / release (352) (286) (56) 0 (695)
Fee and commission income 3,731 4,585 13,651 (984) 20,982
Fee and commission expense (644) (829) (1,263) 961 (1,775)
Net fee and commission income 3,087 3,756 12,388 (23) 19,207
Other income 4,671 233 2,585 (5,941) 1,549
Total operating income 13,057 7,902 17,623 (5,803) 32,780
Operating expenses
Personnel expenses 3,458 2,017 9,211 0 14,686
General and administrative expenses 3,507 3,313 4,147 (2,481) 8,486
Depreciation, amortization and impairment of non-financial

assets
1,013 261 750 (115) 1,909
Total operating expenses 7,978 5,591 14,108 (2,596) 25,081
Operating profit / (loss) before tax 5,079 2,311 3,515 (3,207) 7,699
Tax expense / (benefit) 238 444 912 (107) 1,488
Net profit / (loss) 4,840 1,868 2,603 (3,100) 6,211
Net profit / (loss) attributable to non-controlling interests 0 0 15 0 15
Net profit / (loss) attributable to shareholders 4,840 1,868 2,588 (3,100) 6,196
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone

information. Refer to the UBS

AG standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at ubs.com/investors

for information prepared

in accordance with

Swiss GAAP.

2 The

”Other subsidiaries“

column includes consolidated

information for

the UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of comprehensive income
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2020
Comprehensive income attributable to shareholders
Net profit / (loss) 4,840 1,868 2,588 (3,100) 6,196
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax 81 1,228 690 (969) 1,030
Financial assets measured at fair value through other comprehensive income, net of tax 0 0 137 0 136
Cash flow hedges, net of tax
902 26 101 (18) 1,011
Cost of hedging, net of tax (13) (13)
Total other comprehensive income that may be reclassified to the income statement, net of tax 971 1,254 928 (988) 2,165
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax (67) (107) 40 0 (134)
Own credit on financial liabilities designated at fair value, net of tax
(293) (293)
Total other comprehensive income that will not be reclassified to the income statement, net of tax
(360) (107) 40 0 (427)
Total other comprehensive income 611 1,147 968 (988) 1,738
Total comprehensive income attributable to shareholders 5,451 3,015 3,556 (4,088) 7,934
Total comprehensive income attributable to non-controlling interests 36 36
Total comprehensive income 5,451 3,015 3,592 (4,088) 7,970
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at

ubs.com/investors for

information prepared

in accordance

with Swiss GAAP.

2 The

”Other subsidiaries“ column

includes consolidated information

for the

UBS
Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

balance sheet
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) As of 31 December 2020
Assets
Cash and balances at central banks 34,426 91,638 32,167 158,231
Loans and advances to banks 40,171 6,385 19,465 (50,678) 15,344
Receivables from securities financing transactions 56,568 4,026 43,350 (29,735) 74,210
Cash collateral receivables on derivative instruments 32,771 1,543 10,093 (11,671) 32,737
Loans and advances to customers 99,952 228,279 73,513 (20,767) 380,977
Other financial assets measured at amortized cost 8,411 8,084 13,368 (2,644) 27,219
Total financial assets measured at amortized cost 272,299 339,956 191,957 (115,495) 688,717
Financial assets at fair value held for trading 110,812 55 16,260 (1,634) 125,492 of which: assets pledged as collateral that

may be sold or repledged by counterparties 54,468 1 6,247 (13,617) 47,098
Derivative financial instruments 154,313 6,342 44,005 (45,041) 159,618
Brokerage receivables 16,898 7,763 (2) 24,659
Financial assets at fair value not held for trading 46,198 13,068 36,444 (15,672) 80,038
Total financial assets measured at fair value through profit or loss 328,221 19,464 104,473 (62,350) 389,808
Financial assets measured at fair value

through other comprehensive income 187 8,072 8,258
Investments in subsidiaries and associates 53,606 38 439 (52,526) 1,557
Property, equipment and software 6,999 1,335 3,975 (350) 11,958
Goodwill and intangible assets 217 6,234 28 6,480
Deferred tax assets 840 1 8,334 (1) 9,174
Other non-financial assets 6,641 2,063 854 (183) 9,374
Total assets 669,010 362,857 324,337 (230,878) 1,125,327
Liabilities
Amounts due to banks

41,414 34,096 43,066 (107,527) 11,050
Payables from securities financing transactions 17,247 566 18,407 (29,899) 6,321
Cash collateral payables on derivative instruments 35,875 561 12,495 (11,618) 37,313
Customer deposits 98,441 293,371 112,372 23,745 527,929
Funding from UBS Group AG 53,979 53,979
Debt issued measured at amortized cost 75,658 9,687 3 3 85,351
Other financial liabilities measured at amortized cost 5,285 2,567 5,745 (3,175) 10,421
Total financial liabilities measured at amortized cost 327,898 340,848 192,088 (128,470) 732,364
Financial liabilities at fair value held for trading 28,800 335 5,989 (1,529) 33,595
Derivative financial instruments 156,192 5,593 44,359 (45,043) 161,102
Brokerage payables designated at fair value 25,045 13,704 (7) 38,742
Debt issued designated at fair value 58,986 935 (54) 59,868
Other financial liabilities designated at fair value 11,255 23,445 (2,927) 31,773
Total financial liabilities measured at fair value through profit or loss 280,279 5,927 88,433 (49,559) 325,080
Provisions 1,293 301 1,197 2,791
Other non-financial liabilities 2,173 987 3,907 (49) 7,018
Total liabilities 611,643 348,063 285,625 (178,078) 1,067,254
Equity attributable to shareholders 57,367 14,794 38,393 (52,800) 57,754
Equity attributable to non-controlling interests 319 319
Total equity 57,367 14,794 38,712 (52,800) 58,073
Total liabilities and equity 669,010 362,857 324,337 (230,878) 1,125,327
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG standalone

financial statements,
available under “Complementary financial information” at ubs.com/investors, for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the
UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG significant sub-groups,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of cash flows
USD million
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2020
Net cash flow from / (used in) operating activities (14,883) 24,661 26,804 36,581
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets 0 (3) (43) (46)
Disposal of subsidiaries, associates and intangible assets
2
14 0 660 674
Purchase of property, equipment and software (714) (162) (697) (1,573)
Disposal of property, equipment and software 361 0 3 364
Purchase of financial assets measured at fair value through other comprehensive income
(77) 0 (6,213) (6,290)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 79 0 4,451 4,530
Net (purchase) / redemption of debt securities measured

at amortized cost
(3,021) 132 (1,277) (4,166)
Net cash flow from / (used in) investing activities (3,357) (33) (3,117) (6,506)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) 23,828 17 0 23,845
Distributions paid on UBS AG shares (3,848) 0 0 (3,848)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
78,867 1,057 229 80,153
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(86,204) (776) (118) (87,099)
Net cash flows from other financing activities (290) 0 (263) (553)
Net activity related to group internal capital transactions and dividends 2,984 (1,307) (1,677) 0
Net cash flow from / (used in) financing activities 15,336 (1,009) (1,829) 12,498
Total cash flow
Cash and cash equivalents at the beginning of the year 39,598 62,551 17,655 119,804
Net cash flow from / (used in) operating, investing and financing activities
(2,905) 23,619 21,859 42,573
Effects of exchange rate differences on cash and cash equivalents 2,706 7,171 1,175 11,053
Cash and cash equivalents at the end of the year
4
39,400 93,342 40,689 173,430
of which: cash and balances at central banks 34,283 91,638 32,167 158,088 of which: loans and advances to banks 4,085 1,695 8,148 13,928 of which: money market paper
5
1,032 9 374 1,415
1 Cash flows generally represent

a third-party view from a UBS

AG consolidated perspective,

except for Net activity related

to group internal capital transactions

and dividends.

2 Includes cash proceeds from

the
sale of the majority stake

in Fondcenter AG and

dividends received from associates.

3 Includes funding from UBS Group

AG to UBS AG.

4 Balances with an original maturity of

three months or less. USD
3,828
million of cash and cash equivalents were restricted.

5 Money market paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading and Other financial assets measured at amortized cost.
Supplemental guarantor consolidated

income statement
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2019
Operating income
Interest income from financial instruments measured at

amortized cost and
fair value through other comprehensive income 4,864 4,048 3,719 (1,928) 10,703
Interest expense from financial instruments measured at

amortized cost
(6,547) (737) (2,317) 2,298 (7,303)
Net interest income from financial instruments measured

at fair value through
profit or loss 1,177 (228) 394 (327) 1,015
Net interest income (506) 3,083 1,796 42 4,415
Other net income from financial instruments measured

at fair value through
profit or loss 5,116 924 1,114 (322) 6,833
Credit loss (expense) / release (51) 7 (33) 0 (78)
Fee and commission income 3,285 4,342 12,527 (997) 19,156
Fee and commission expense (674) (819) (1,188) 986 (1,696)
Net fee and commission income 2,610
3
3,523
3
11,338 (11) 17,460
Other income 4,899 259 1,960 (6,442) 677
Total operating income 12,069 7,796 16,176 (6,733) 29,307
Operating expenses
Personnel expenses 3,251 1,936 8,614 0 13,801
General and administrative expenses 3,467 3,181 4,565 (2,627) 8,586
Depreciation, amortization and impairment of non-financial

assets
954 221 772 (196) 1,751
Total operating expenses 7,672 5,338 13,951 (2,823) 24,138
Operating profit / (loss) before tax 4,396 2,458 2,225 (3,911) 5,169
Tax expense / (benefit) 175 514 530 (21) 1,198
Net profit / (loss) 4,221 1,944 1,695 (3,890) 3,971
Net profit / (loss) attributable to non-controlling interests 0 0 6 0 6
Net profit / (loss) attributable to shareholders 4,221 1,944 1,689 (3,889) 3,965
1 Amounts presented for UBS

AG standalone and UBS

Switzerland AG standalone represent

IFRS standalone information. Refer

to the UBS AG

standalone and UBS Switzerland

AG standalone financial statements
under “Complementary financial

information” at

ubs.com/investors for

information prepared

in accordance

with Swiss GAAP.

2 The

”Other subsidiaries“ column

includes consolidated

information for

the UBS
Americas Holding LLC,

UBS Europe SE and UBS

Asset Management AG significant

sub-groups, as well

as standalone information for

other subsidiaries.

3 Includes the effects of

the transfer in 2019

of beneficial
ownership of a

portion of

Global Wealth

Management international

business booked

in Switzerland

from UBS Switzerland

AG to

UBS AG.

Refer to “Note

25 Changes

in organization

and other events

affecting
comparability” in the “UBS AG standalone financial statements” section of the UBS AG Standalone financial statements and regulatory information for the year ended 31 December 2019.
Supplemental guarantor consolidated

statement of comprehensive income
USD million
UBS AG
(standalone)
1
UBS
Switzerland AG
(standalone)
1
Other

subsidiaries
2
Elimination
entries
UBS AG
(consolidated) For the year ended 31 December 2019
Comprehensive income attributable to shareholders
Net profit / (loss) 4,221 1,944 1,689 (3,889) 3,965
Other comprehensive income
Other comprehensive income that may be reclassified to the income statement
Foreign currency translation, net of tax 5 150 39 (102) 92
Financial assets measured at fair value through other
comprehensive income, net of tax 0 0 117 0 117
Cash flow hedges, net of tax 870 140 147 (15) 1,143
Total other comprehensive income that may be reclassified to the income statement, net of tax
875 290 303 (117) 1,351
Other comprehensive income that will not be reclassified to the income statement
Defined benefit plans, net of tax (89) (6) (75) 0 (170)
Own credit on financial liabilities designated at fair value, net of tax (392) (392)
Total other comprehensive income that will not be reclassified to the income statement, net of tax
(481) (6) (75) 0 (562)
Total other comprehensive income 394 284 228 (117) 789
Total comprehensive income attributable to shareholders 4,616 2,228 1,917 (4,007) 4,754
Total comprehensive income attributable to non-controlling interests 2 2
Total comprehensive income 4,616 2,228 1,919 (4,007) 4,756
1 Amounts presented for UBS AG

standalone and UBS Switzerland AG

standalone represent IFRS standalone information.

Refer to the UBS AG

standalone and UBS Switzerland AG

standalone financial statements
under “Complementary financial information” at ubs.com/investors for information prepared in accordance with Swiss GAAP.

2 The ”Other subsidiaries“ column includes consolidated information for the significant sub-groups UBS Americas Holding LLC, UBS Europe SE and UBS Asset Management AG,

as well as standalone information for other subsidiaries.
Supplemental guarantor consolidated

statement of cash flows
USD million
UBS AG
1
UBS
Switzerland AG
1
Other

subsidiaries
1
UBS AG
(consolidated) For the year ended 31 December 2019
Net cash flow from / (used in) operating activities 17,531 8,882 (7,608) 18,805
Purchase of subsidiaries, associates and intangible assets (6) 0 (20) (26)
Disposal of subsidiaries, associates and intangible assets
2
100 0 14 114
Purchase of property, equipment and software (628) (173) (600) (1,401)
Disposal of property, equipment and software 10 0 1 11
Purchase of financial assets measured at fair value through other comprehensive income
(10) 0 (3,414) (3,424)
Disposal and redemption of financial assets measured at

fair value through other comprehensive
income 10 0 3,904 3,913
Net (purchase) / redemption of debt securities measured

at amortized cost
(1,045) 437 45 (562)
Net cash flow from / (used in) investing activities (1,569) 264 (70) (1,374)
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid) (17,150) 0 0 (17,149)
Distributions paid on UBS AG shares (3,250) 0 0 (3,250)
Issuance of debt designated at fair value and long-term debt measured at amortized cost
3
64,285 621 142 65,047
Repayment of debt designated at fair value and long-term debt measured at amortized cost
3
(67,113) (752) (1,017) (68,883)
Net cash flows from other financing activities (262) 0 (242) (504)
Net activity related to group internal capital transactions and dividends 3,569 (2,055) (1,514) 0
Net cash flow from / (used in) financing activities (19,922) (2,186) (2,630) (24,738)
Total cash flow
Cash and cash equivalents at the beginning of the year 42,895 54,757 28,201 125,853
Net cash flow from / (used in) operating, investing and financing activities
(3,960) 6,961 (10,308) (7,307)
Effects of exchange rate differences on cash and cash equivalents 664 833 (239) 1,258
Cash and cash equivalents at the end of the year
4
39,598 62,551 17,655 119,804
of which: cash and balances at central banks 36,275 60,926 9,756 106,957 of which: loans and advances to banks 2,697 1,127 7,493 11,317 of which: money market paper
5
626 498 406 1,530
1 Cash flows generally represent a

third-party view from a UBS AG

consolidated perspective, except for

Net activity related to group internal

capital transactions and dividends.

2 Includes dividends received from
associates.

3 Includes funding from UBS

Group AG to UBS AG.

4 Balances with an original maturity

of three months or less.

USD
3,192

million of cash and cash

equivalents were restricted.

5 Money market
paper is included in the balance sheet under Financial assets at fair value held for trading, Financial assets measured at fair value through other comprehensive income, Financial assets at fair value not held for trading
and Other financial assets measured at amortized cost.